Intangible Assets, Net (Tables)	6 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consisted of the following:

	December 31,	June 30,
	2024	2024
	(Unaudited)
Land use rights	$745,194	$751,635
Less: accumulated amortization	(217,348)	(211,710)
Intangible assets, net	$527,846	$539,925

Schedule of Estimated Future Amortization

Estimated future amortization is as follows as of December 31, 2024:

12 months ending December 31,	Amortization
2025	$14,904
2026	14,904
2027	14,904
2028	14,904
2029	14,904
Thereafter	453,327
Total	$527,846